Material accounting policy information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Material Accounting Policy Information [Abstract]
Profit for the period	$ 38,330	$ (2,292)
Net cash from operating activities	23,036	17,749
Net assets	487,675		$ 415,376
Cash and cash equivalents	$ 251,910	$ 207,156	$ 141,866	$ 439,999